Discontinued Operations and Assets Held for Sale - Financial results of discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of tax	$ 36,681	$ 114,408	$ 124,943
Less: Net (loss) income attributable to non-controlling interests from discontinued operations	(4,760)	4,539	6,913
Income from discontinued operations attributable to IGT PLC	41,441	109,869	118,030
Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l. | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	428,920	778,143	872,506
Operating income	51,029	159,211	173,393
Income from discontinued operations before provision for income taxes	43,407	156,760	170,180
Provision for income taxes	6,726	42,352	45,237
Income from discontinued operations, net of tax	36,681	114,408	124,943
Less: Net (loss) income attributable to non-controlling interests from discontinued operations	(4,760)	4,539	6,913
Income from discontinued operations attributable to IGT PLC	41,441	109,869	118,030
Depreciation and amortization	$ 94,700	$ 99,700	$ 98,000